UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):     [ ] is a restatement.

                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Titan Capital Group III, LP
Address:    405 Lexington Avenue
            51st Floor
            New York, NY

Form 13F File Number: 028-13374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven R. Skalicky
Address:    Chief Compliance Officer
Phone:      (212) 750-5700

Signature, Place, and Date of Signing:



 /s/ Steven R. Skalicky          New York, NY                  August 12, 2009
------------------------       ------------------            ------------------
     [Signature]              [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _______________        ____________________________________
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total:   57

Form 13F Information Table Value Total:  80,555
                                        (thousands)




List of Other Included Managers:  NONE



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number           Name

         ____     28-_______________             ___________________________

         [Repeat as necessary.]


                                                      FORM 13F INFORMATION TABLE

             COLUMN 1            COLUMN 2        COLUMN 3     COLUMN4         COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8

                                                                VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MNGRS  SOLE   SHARED  NONE
ALTERNATIVE ASSET MGMT ACQU    COM                02149U101        56        5800  SH           Sole             Sole
ALYST ACQUISTION CORP          COM                02263A105        14        1800  SH           Sole             Sole
AMERICAN INTL GROUP INC        UNIT 99/99/9999    026874115       237       48500  SH           Sole             Sole
BANK OF AMERICA CORPORATION    COM                060505104        75      200000  SH           Sole             Sole
BANK OF AMERICA CORPORATION    COM                060505104         0         100  SH           Sole             Sole
BANK OF AMERICA CORPORATION    COM                060505104     1,860     1000000  SH           Sole             Sole
BEST BUY INC                   COM                086516101       186       20000  SH           Sole             Sole
BEST BUY INC                   COM                086516101       698       75000  SH           Sole             Sole
BRISTOW GROUP INC              COM                110394103        56       75000  SH           Sole             Sole
BRISTOW GROUP INC              PFD CNV 5.50%      110394400     2,351       82447  SH           Sole             Sole
COLUMBUS ACQUISITION CORP      COM                198851107       127       16100  SH           Sole             Sole
GLOBAL CONSUMER ACQST CORP     COM                378983100     2,368      250000  SH           Sole             Sole
GSC ACQUISITION COMPANY        COM                40053G106       228       23600  SH           Sole             Sole
HICKS ACQUISITION CO I INC     COM                429086309       198       21000  SH           Sole             Sole
ILLUMINA INC                   NOTE 0.625% 2/1    452327AB5    13,897     8000000  PRN          Sole             Sole
LEGG MASON INC                 UNIT 99/99/9999    524901303     4,061      226598  SH           Sole             Sole
MASTERCARD INC                 CL A               57636Q104         0        3500  SH           Sole             Sole
MCMORAN EXPLORATION CO         COM                582411104         0        3000  SH           Sole             Sole
MCMORAN EXPLORATION CO         COM                582411104         4      141600  SH           Sole             Sole
MCMORAN EXPLORATION CO         COM                582411104        30      119000  SH           Sole             Sole
MCMORAN EXPLORATION CO         PFD MAND CNV       582411500     6,001      144600  SH           Sole             Sole
MYLAN INC                      COM                628530107         1       20000  SH           Sole             Sole
MYLAN INC                      COM                628530107         4       30000  SH           Sole             Sole
MYLAN INC                      COM                628530107        35       40000  SH           Sole             Sole
MYLAN INC                      COM                628530107        38       12500  SH           Sole             Sole
MYLAN INC                      COM                628530107        75      215000  SH           Sole             Sole
MYLAN INC                      COM                628530107         4        6400  SH           Sole             Sole
MYLAN INC                      PFD CONV           628530206    14,915       17233  SH           Sole             Sole
NUCOR CORP                     COM                670346105         1       26800  SH           Sole             Sole
NUCOR CORP                     COM                670346105         4      162400  SH           Sole             Sole
RESEARCH IN MOTION LTD         COM                760975102       375       50000  SH           Sole             Sole
RESEARCH IN MOTION LTD         COM                760975102        19       16700  SH           Sole             Sole
SLM CORP                       COM                78442P106     1,125      441100  SH           Sole             Sole
SLM CORP                       COM                78442P106       507      810900  SH           Sole             Sole
SLM CORP                       COM                78442P106       680      200000  SH           Sole             Sole
SLM CORP                       COM                78442P106        11      220000  SH           Sole             Sole
SLM CORP                       COM                78442P106       563      317200  SH           Sole             Sole
SPDR TR                        UNIT SER 1         78462F103     2,542       32000  SH           Sole             Sole
SPDR TR                        UNIT SER 1         78462F103     2,145       27000  SH           Sole             Sole
SP ACQUISITION HOLDINGS INC    COM                78470A104     2,228      234300  SH           Sole             Sole
SCHERING PLOUGH CORP           COM                806605101        29       15000  SH           Sole             Sole
SCHERING PLOUGH CORP           COM                806605101        28      100000  SH           Sole             Sole
SCHERING PLOUGH CORP           COM                806605101       122       85700  SH           Sole             Sole
SCHERING PLOUGH CORP           PFD CONV MAN07     806605705    10,710       51000  SH           Sole             Sole
SIMON PPTY GROUP INC NEW       PFD CONV I 6%      828806802     1,844       58089  SH           Sole             Sole
STONELEIGH PARTNERS ACQUS CO   COM                861923100     3,549      448627  SH           Sole             Sole
TARGET CORP                    COM                87612E106     1,032       30001  SH           Sole             Sole
TARGET CORP                    COM                87612E106         8       30000  SH           Sole             Sole
TARGET CORP                    COM                87612E106         0       25000  SH           Sole             Sole
TARGET CORP                    COM                87612E106         2      155000  SH           Sole             Sole
THORATEC CORP                  NOTE 1.379% 5/1    885175AB5     1,206     1500000  PRN          Sole             Sole
TRIPLECROWN ACQUISITION CORP   COM                89677G109     1,876      200000  SH           Sole             Sole
UNITED THERAPEUTICS CORP DEL   NOTE 0.500%10/1    91307CAD4     1,036     1000000  PRN          Sole             Sole
VALE S A                       ADR                91912E105        20       30000  SH           Sole             Sole
VICTORY ACQUISITION CORP       COM                92644D100     1,351      136500  SH           Sole             Sole
BUNGE LIMITED                  COM                G16962105        13       20000  SH           Sole             Sole
BUNGE LIMITED                  COM                G16962105        12        2500  SH           Sole             Sole



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